Bank Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Premises and Equipment (Textual) [Abstract]
Land	$ 8,978	$ 8,883